Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.25%	0.80%	2.34%
Bloomberg 1-Year General Obligation Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.28%	1.63%	1.53%
Bloomberg 3-Year (2-4) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.11%	1.29%	1.64%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.21%	0.97%	1.26%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.74%	1.21%	1.36%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.21%	0.99%	1.29%
Performance Inception Date	[1]	Feb. 28, 2003
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.87%	0.72%	0.76%
Performance Inception Date		Feb. 28, 2003
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.79%	1.71%	1.77%
Performance Inception Date		Mar. 06, 1995
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			3.85%	1.65%	1.68%
Performance Inception Date		Feb. 28, 2005

[1]	Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.00%.